Balance Sheet	Aug. 31, 2016 USD ($)
Current assets:
Cash	$ 239,798
Total current assets	239,798
Total assets	239,798
Current liabilities:
Accounts payable and accrued expenses	48,421
Loans from related party	15,000
Convertible notes payable
Total current liabilities	63,421
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.001 par value; 5,000,000 shares authorized, none issued and outstanding
Common stock, $0.001 par value; 100,000,000 shares authorized; 22,503,131 shares issued and outstanding	22,503
Additional paid in capital	255,128
Accumulated deficit	(101,254)
Total stockholders' equity	176,377
Total liabilities and stockholders' equity	$ 239,798